INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE	6 Months Ended
Sep. 30, 2023
Investment In Associate And Convertible Note Receivable
INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

NOTE 6. INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

Details of the Company’s associate, Stimunity S.A. (“Stimunity”), as of September 30, 2023 and March 31, 2023 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of September 30, 2023	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

The following table is a roll-forward of the Company’s investment in Stimunity as of and for the six months ended September 30, 2023 and 2022:

	As of and for the Six Months Ended September 30,
(In thousands)	2023	2022

Balance, beginning of period	$806	$1,673
Share of loss	(90)	(116)
Balance, end of period	$716	$1,557

The Company accounts for its investment in Stimunity under the equity method and, accordingly, records its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded loss in equity in Stimunity of $40,000 and $56,000 for the three months ended September 30, 2023 and 2022, respectively, and $90,000 and $116,000 for the six months ended September 30, 2023 and 2022, respectively.

Under the Shareholders’ Agreement entered into on June 1, 2020, Portage has (i) a preferential subscription right to maintain its equity interest in Stimunity in the event of a capital increase from the issuance of new securities by Stimunity, except for issuances of new securities for stock options, under a merger plan or for an acquisition, and (ii) the right to vote against any (a) issuances of additional securities that would call for Portage to waive its preferential subscription right, or (b) any dilutive issuance.

On July 13, 2022, the Company entered into a commitment with Stimunity to provide Stimunity with €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”), which was funded by the Company on September 12, 2022. The Stimunity Convertible Note provided for simple interest at 7% per annum. The Stimunity Convertible Note was to be automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Also, if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. Stimunity did not close a financing prior to the Maturity Date. The Company has not exercised its conversion rights to date. The Company is currently in discussions with Stimunity with respect to a restructuring of its overall interest in Stimunity. There can be no assurance that such negotiations will be successful, or that Stimunity will be successful in securing additional financing. The Company has evaluated the current financial markets, and the underlying assets of Stimunity and determined that the carrying value of its investment in Stimunity and the Convertible Note approximate the fair value at September 30, 2023. See Note 15, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.

The Stimunity Convertible Note was initially recorded at $0.614 million to record the translated value of the Stimunity Convertible Note on September 12, 2022. The Company recognized an unrealized gain of $0.039 million through other comprehensive income (“OCI”) in Fiscal 2023 to reflect the change in translation rate for the Stimunity Convertible Note settleable in euros, increasing the carrying value of the Stimunity Convertible Note to $0.653 million.

As of March 31, 2023, the Company determined that there were indications of impairment of both the investment in associate and the Stimunity Convertible Note receivable, based upon the inability of Stimunity to obtain financing. The Company performed an IAS 36 fair value analysis evaluating the likelihood of various scenarios given the then-current market conditions, the increasing cost of capital and development delays associated with Stimunity’s lack of liquidity. The Company recorded provisions of impairment of $0.607 million and $0.211 million, with respect to the investment in associate and the Stimunity Convertible Note receivable, respectively, decreasing the carrying value of the investment in associate and the Stimunity Convertible Note to $0.806 million and $0.442 million, respectively, as of March 31, 2023.

During the three and six months ended September 30, 2023, the Company recorded an unrealized loss through OCI of $0.013 million and $0.012 million, respectively, to reflect the translation rate effect on the Stimunity Convertible Note settleable in euros. The Company determined that there were no significant changes in the market or Stimunity’s outlook from March 31, 2023 to September 30, 2023, and, accordingly, determined that the carrying value at September 30, 2023 was not further impaired.